Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Schedule of Assets and Liabilities Related to Insurance Contracts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Net income (expenses) from reinsurance contracts held	$ 25,903,605	$ 10,396,047	$ (1,832,800)
Net Income for the Year	212,612,039	2,115,280,318	965,874,168
Insurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	45,047,540	28,135,673
Opening insurance contract liabilities	(876,301,784)	(302,795,402)
Net balance	(906,371,361)	(831,254,244)	(274,659,729)
Insurance revenue	602,365,118	495,238,443
Incurred claims and other directly attributable expenses	(565,973,885)	(395,671,925)
Changes that relate to past service	38,369,763	20,180,636
Losses on onerous contracts and reversal of those losses	(4,856,911)	(1,224,643)
Insurance acquisition cash flows amortization	(34,989,451)	(107,832,141)
Insurance service expenses	(567,450,484)	(484,548,073)
Insurance service result	34,914,634	10,690,370
IAS 29 + Finance results from reinsurance contracts held	(46,608,773)	34,689,395
Net Income for the Year	(11,694,139)	45,379,765
Premiums received	(530,355,825)	(393,257,517)
Claims and other directly attributable expenses paid	434,740,048	296,188,810
Insurance acquisition cash flows	32,192,799	73,794,978
Total cash flows	(63,422,978)	(23,273,729)
Acquisitions	0	(578,700,551)
Closing insurance contract liabilities	(970,548,854)	(876,301,784)	(302,795,402)
Closing insurance contract assets	64,177,493	45,047,540	28,135,673
Insurance contracts | Net liabilities or assets for remaining coverage excluding loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	57,773,048	42,545,767
Opening insurance contract liabilities	(590,713,290)	15,447,217
Net balance	(564,531,038)	(532,940,242)	57,992,984
Insurance revenue	602,365,118	495,238,443
Incurred claims and other directly attributable expenses	(774,408)	0
Changes that relate to past service	0	0
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	(34,989,451)	(107,832,141)
Insurance service expenses	(35,763,859)	(107,832,141)
Insurance service result	566,601,259	387,406,302
IAS 29 + Finance results from reinsurance contracts held	(100,029,029)	(80,176,438)
Net Income for the Year	466,572,230	307,229,864
Premiums received	(530,355,825)	(393,257,517)
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	32,192,799	73,794,978
Total cash flows	(498,163,026)	(319,462,539)
Acquisitions	0	(578,700,551)
Closing insurance contract liabilities	(637,159,464)	(590,713,290)	15,447,217
Closing insurance contract assets	72,628,426	57,773,048	42,545,767
Insurance contracts | Loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	(3,301)	(1,100,688)
Opening insurance contract liabilities	(1,781,977)	(120,170)
Net balance	(5,373,314)	(1,785,278)	(1,220,858)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Losses on onerous contracts and reversal of those losses	(4,856,911)	(1,224,643)
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	(4,856,911)	(1,224,643)
Insurance service result	(4,856,911)	(1,224,643)
IAS 29 + Finance results from reinsurance contracts held	1,268,875	660,223
Net Income for the Year	(3,588,036)	(564,420)
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0	0
Closing insurance contract liabilities	(5,213,967)	(1,781,977)	(120,170)
Closing insurance contract assets	(159,347)	(3,301)	(1,100,688)
Insurance contracts | Liabilities for incurred claims | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	(12,512,237)	(12,925,176)
Opening insurance contract liabilities	(278,637,397)	(313,487,363)
Net balance	(325,305,319)	(291,149,634)	(326,412,539)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(556,979,523)	(392,432,262)
Changes that relate to past service	37,194,494	19,733,777
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	(519,785,029)	(372,698,485)
Insurance service result	(519,785,029)	(372,698,485)
IAS 29 + Finance results from reinsurance contracts held	50,889,296	111,772,580
Net Income for the Year	(468,895,733)	(260,925,905)
Premiums received	0	0
Claims and other directly attributable expenses paid	434,740,048	296,188,810
Insurance acquisition cash flows	0	0
Total cash flows	434,740,048	296,188,810
Acquisitions	0	0
Closing insurance contract liabilities	(317,053,855)	(278,637,397)	(313,487,363)
Closing insurance contract assets	(8,251,464)	(12,512,237)	(12,925,176)
Insurance contracts | Liabilities for incurred claims | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	(209,970)	(384,230)
Opening insurance contract liabilities	(5,169,120)	(4,635,086)
Net balance	(11,161,690)	(5,379,090)	(5,019,316)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(8,219,954)	(3,239,663)
Changes that relate to past service	1,175,269	446,859
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	(7,044,685)	(2,792,804)
Insurance service result	(7,044,685)	(2,792,804)
IAS 29 + Finance results from reinsurance contracts held	1,262,085	2,433,030
Net Income for the Year	(5,782,600)	(359,774)
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0	0
Closing insurance contract liabilities	(11,121,568)	(5,169,120)	(4,635,086)
Closing insurance contract assets	(40,122)	(209,970)	(384,230)
Reinsurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	71,638,586	81,974,991
Opening insurance contract liabilities	0	(6,198,073)
Net balance	77,776,604	71,638,586	75,776,918
Reinsurance expenses	(39,173,333)	(30,423,691)
Incurred claims and other directly attributable expenses	60,718,542	35,610,185
Changes that relate to past service	4,358,396	5,455,561
Loss recovery component	0	(246,008)
Net income (expenses) from reinsurance contracts held	25,903,605	10,396,047
IAS 29 + Finance results from reinsurance contracts held	(10,524,645)	(38,463,951)
Net Income for the Year	15,378,960	(28,067,904)
Premiums paid net of ceding commissions and other directly attributable expenses paid	27,045,967	44,810,307
Recoveries from reinsurance	(36,286,909)	(20,880,735)
Total cash flows	(9,240,942)	23,929,572
Acquisitions	0	0
Closing insurance contract liabilities	0	0	(6,198,073)
Closing insurance contract assets	77,776,604	71,638,586	81,974,991
Reinsurance contracts | Net liabilities or assets for remaining coverage excluding loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	24,739,649	22,578,222
Opening insurance contract liabilities	0	(10,737,449)
Net balance	8,437,814	24,739,649	11,840,773
Reinsurance expenses	(39,173,333)	(30,423,691)
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	(39,173,333)	(30,423,691)
IAS 29 + Finance results from reinsurance contracts held	(2,088,717)	(1,487,740)
Net Income for the Year	(41,262,050)	(31,911,431)
Premiums paid net of ceding commissions and other directly attributable expenses paid	27,045,967	44,810,307
Recoveries from reinsurance	(2,085,752)	0
Total cash flows	24,960,215	44,810,307
Acquisitions	0	0
Closing insurance contract liabilities	0	0	(10,737,449)
Closing insurance contract assets	8,437,814	24,739,649	22,578,222
Reinsurance contracts | Loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	0	535,717
Opening insurance contract liabilities	0	0
Net balance	0	0	535,717
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Loss recovery component	0	(246,008)
Net income (expenses) from reinsurance contracts held	0	(246,008)
IAS 29 + Finance results from reinsurance contracts held	0	(289,709)
Net Income for the Year	0	(535,717)
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0	0
Closing insurance contract liabilities	0	0	0
Closing insurance contract assets	0	0	535,717
Reinsurance contracts | Liabilities for incurred claims | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	46,702,778	58,765,748
Opening insurance contract liabilities	0	4,445,000
Net balance	68,548,792	46,702,778	63,210,748
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	60,183,680	35,532,954
Changes that relate to past service	4,255,051	5,418,759
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	64,438,731	40,951,713
IAS 29 + Finance results from reinsurance contracts held	(8,391,560)	(36,578,948)
Net Income for the Year	56,047,171	4,372,765
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	(34,201,157)	(20,880,735)
Total cash flows	(34,201,157)	(20,880,735)
Acquisitions	0	0
Closing insurance contract liabilities	0	0	4,445,000
Closing insurance contract assets	68,548,792	46,702,778	58,765,748
Reinsurance contracts | Liabilities for incurred claims | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Opening insurance contract assets	196,159	95,304
Opening insurance contract liabilities	0	94,376
Net balance	789,998	196,159	189,680
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	534,862	77,231
Changes that relate to past service	103,345	36,802
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	638,207	114,033
IAS 29 + Finance results from reinsurance contracts held	(44,368)	(107,554)
Net Income for the Year	593,839	6,479
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0	0
Closing insurance contract liabilities	0	0	94,376
Closing insurance contract assets	$ 789,998	$ 196,159	$ 95,304